Gain and Loss Activity Related to Derivative Financial Instruments Not Designated as Effective Hedges (Detail) (Derivatives Not Designated As Effective Hedges, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	$ (6.1)	[1]	$ (1.2)	[1]	$ (8.0)	[1]
Cash Flow Hedging | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income			(1.0)	[1]	0.9	[1]
Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	(5.7)	[1]	(0.3)	[1]	(10.5)	[1]
Cash Flow Hedging | Commodity Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	(0.4)	[1]	0.1	[1]	1.6	[1]
Fair value derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income	(6.1)	[1]	(0.7)	[1]	10.6	[1]
Fair value derivatives | Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) Recognized in Income			$ 0.5	[1]	$ 18.6	[1]

[1]	Classified in SG&A